Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current tax:
Charge for period	¥ 228,342	¥ 260,234	¥ 247,046
Deferred tax:
Origination and reversal of temporary differences	66,875	12,391	130,072
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(63,194)	(132,859)	(34,000)
Changes in tax rates and others	(2,645)		29,760
Total deferred tax expense (benefit)	1,036	(120,468)	125,832
Total income tax expense	¥ 229,378	¥ 139,766	¥ 372,878